NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
NET INCOME PER SHARE
19.	NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company from continuing operations	68,284	116,768	144,364

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,341,011	206,387,105	204,787,786
Dilutive effect of share options	1,937,596	1,280,658	1,903,131
Denominator for diluted calculation	210,278,607	207,667,763	206,690,917

Basic net income per ordinary share from continuing operations	0.33	0.57	0.70
Diluted net income per ordinary share from continuing operations	0.32	0.56	0.70